Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 9 – Commitments and Contingencies

The following disclosures reflect commitments and contingencies for the Company’s continuing operations.

Commitments – The Company leases motor vehicles, buildings and other equipment under operating leases that are noncancelable.  The future annual minimum lease payments due are as follows:

2013	2014	2015	2016		2017	Thereafter
$2,568	$1,925	$1,191	$483	$	$ 131	$476

The Company leases parcels of land on which treatment plants and other facilities are situated and adjacent parcels that are used for watershed protection.  The operating leases are noncancelable, expire between 2014 and 2051 and contain certain renewal provisions.  Certain leases are subject to an adjustment every five years based on changes in the Consumer Price Index.  Subject to the aforesaid adjustment, during each of the next five years, an average of $608 of annual lease payments for land is due, and the aggregate of the years remaining approximates $14,299.  The Company leases treatment plants to other parties under lease agreements that require payments to the Company of:

2013	2014	2015	2016	2017	Thereafter
$494	$494	$496	$507	$507	$3,466

The Company maintains agreements with other water purveyors for the purchase of water to supplement its water supply, particularly during periods of peak demand.  The agreements stipulate purchases of minimum quantities of water to the year 2026.  The estimated annual commitments related to such purchases through 2017 are expected to average $11,553 and the aggregate of the years remaining approximates $32,826.

The Company has entered into purchase obligations, in the ordinary course of business, that include agreements for water treatment processes at certain of its wells in a small number of its divisions.  The 20 year term agreement provides for the use of treatment equipment and media used in the treatment process and are subject to adjustment based on changes in the Consumer Price Index.  The future contractual cash obligation related to these agreements is:  $924 in 2013, $944 in 2014, $964 in 2015, $985 in 2016, $1,006 in 2017 and $12,677 thereafter.  In addition, as of December 31, 2012, the estimated capital expenditures required under legal and binding long-term contracts are approximately $16,600 in 2013 and $3,950 in 2015.

Rent expense under operating leases, purchased water expense, and water treatment expenses under these agreements were as follows:

	Years Ended December 31,
	2012	2011	2010

Operating lease expense	$3,850	$3,553	$3,631
Purchased water under
long-term agreements	11,796	14,507	13,621
Water treatment expense
under contractual agreement	897	865	777

Contingencies – The Company is routinely involved in various disputes, claims, lawsuits and other regulatory and legal matters, including both asserted and unasserted legal claims, in the ordinary course of business.  The status of each such matter, referred to herein as a loss contingency, is reviewed and assessed in accordance with applicable accounting rules regarding the nature of the matter, the likelihood that a loss will be incurred, and the amounts involved.  As of December 31, 2012, the aggregate amount of $13,238 is accrued for loss contingencies and is reported in the Company’s consolidated balance sheet as other accrued liabilities and other liabilities.  These accruals represent management’s best estimate of probable loss (as defined in the accounting guidance) for loss contingencies or the low end of a range of losses if no single probable loss can be estimated.  For some loss contingencies, the Company is unable to estimate the amount of the probable loss or range of probable losses.  While the final outcome of these loss contingencies cannot be predicted with certainty, and unfavorable outcomes could negatively impact the Company, at this time in the opinion of management, the final resolution of these matters are not expected to have a material adverse effect on the Company’s financial position, results of operations or cash flows.  Further, Aqua America has insurance coverage for certain of these loss contingencies, and as of December 31, 2012, estimates that approximately $1,865 of the amount accrued for these matters are probable of recovery through insurance, which amount is also reported in the Company’s consolidated balance sheet as deferred charges and other assets, net.  The Company is involved in the following condemnation proceedings and legal matters, as described below:

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Refer to Note 3 – Discontinued Operations and Other Dispositions for a discussion of the Company’s challenge to the valuation of the northern portion of its Fort Wayne, Indiana utility system that was turned over to the City of Fort Wayne, Indiana in February 2008.

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In 2006, a lawsuit was filed by two occupants of a house abutting a wastewater treatment plant facility owned by the Company’s subsidiary in Florida.  The lawsuit, as amended, alleged the plaintiffs sustained bodily injury and property damage due to the design, operation and maintenance of the plant.  In January 2011, a trial was held which resulted in the judicial dismissal of the count for strict liability and jury verdicts in favor of the Company on the remaining counts.  In June 2011, the plaintiffs agreed to dismiss their appeals and to release all claims against the Company’s subsidiary and the Company, which resulted in the conclusion of the original plaintiffs’ litigation against the Company’s subsidiary.  In the third quarter of 2008, approximately thirty-five additional plaintiffs, associated with approximately eight other nearby homes, and represented by the same counsel as the original plaintiffs, filed a separate lawsuit making similar allegations against our Florida subsidiary with respect to the operation of the facility.  The court has severed the litigation so that the plaintiffs will be grouped by the houses in which they lived and a separate trial will be held for each of the households.  Some of these plaintiffs testified in the trial of the original lawsuit in which all allegations were resolved in the Company’s favor.  The claims from the first of these households are expected to go to trial in May 2013.  The Company continues to assess these matters and any potential losses, which based on the outcome of the litigation may or may not be covered by the Company’s insurance coverage.  At this time, the Company believes that the estimated amount of any potential losses would not be material to the Company’s consolidated results of operations or consolidated financial condition.

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One of the Company’s subsidiaries acquired in 2008 had entered into a Consent Decree with the United States Environmental Protection Agency and received from the United States Department of Justice a proposed civil penalty related to alleged violations, which is currently estimated to be approximately $254.  The Company’s subsidiary had contested the appropriateness of earlier calculations of the proposed penalty based on sanitary sewer violations occurring prior to the acquisition of the subsidiary and the amount of the proposed penalty.  A reserve has been accrued for this loss contingency as it is judged to be probable and the amount is estimable.  The Company had withheld payment of a certain amount of shares payable to the sellers as a contingent indemnification offset related to the proceedings.  Pursuant to further agreement with the sellers, the Company has retained a portion of those shares in an amount anticipated to cover penalty amounts and attendant costs, continued to withhold a designated amount of shares to cover contingent increases, and released a certain number of shares to the sellers.

Although the results of legal proceedings cannot be predicted with certainty, there are no other pending legal proceedings to which the Company or any of its subsidiaries is a party or to which any of its properties is the subject that are material or are expected to have a material effect on the Company’s financial position, results of operations or cash flows.